UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21836
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                                  Giant 5 Funds
                                  -------------
               (Exact name of registrant as specified in charter)

          128 South Tejon Street - Suite 150 Colorado Springs, CO 80903
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               (Address of principal executive offices) (Zip code)

 The Willis Group, 128 South Tejon Street - Suite 150 Colorado Springs, CO 80903
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                    (Name and address of agent for service)


Registrant's telephone number, including area code: (917) 884-7500
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Date of fiscal year end: March 31
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Date of reporting period: July 1, 2006 - June 30, 2007
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ITEM 1. PROXY VOTING RECORD
The Giant 5 Total Index System held no securities during the period covered by this report in which there was a shareholder vote. Accordingly, there are no proxy votes to report.

/s/ Paul D. Meyers
-----------------------
Paul D. Meyers

Giant 5 Total Investment System
Proxy Voting Statement
Reporting Period: 07/01/2006 - 06/30/2007
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

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Issuer of Portfolio Security       Portfolio / Fund        Ticker (s)     CUSIP     Shareholder Meeting
                                                                                         Date
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Morgan Stanely Institutional   International Real Estate      MSUAX     61744J317      8/1/2006
Fund, Inc.                         U.S. Real Estate           MSUSX     61744J671      8/23/2006
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Summary of Matters Voted On                   Proponent       Date             Vote         For or Against
                                                              Vote                            Management
                                                              Cast
------------------------------------------------------------------------------------------------------------
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1.01 Election of Trustees/Directors:         Board of       8/1/2006     1.01 - Withhold      1.01 - N/A
Frank L. Bowman                             Directors        (phone)     1.02 - Withhold      1.02 - N/A
1.02 Election of Trustees/Directors:                        9/6/2006     1.03 - Withhold      1.03 - N/A
Kathleen A. Dennis                                        (proxy card)   1.04 - Withhold      1.04 - N/A
1.03 Election of Trustees/Directors:                                      2.b - Abstain       2.b - N/A
Michael F. Klein                                                          2.c - Abstain       2.c - N/A
1.04 Election of Trustees/Directors:                                      2.d - Abstain       2.d - N/A
W. Allen Reed                                                             2e. - Abstain       2e. - N/A
2.b Modify Borrowing Policy
2.c Modify Loan Policy
2.d Modify Commodities Policy
2.e Modify Senior Securities Policy
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                          Notes
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A. The Willis Group's proxy voting was adopted to ensure that our vote did not go against the will of the majority of all other non-affiliated holders of such security. On 8/1/06 received call from proxy service and stated our vote as follows: "In accordance with The Investment Act of 1940, please vote our shares in the same proportion as the vote of all other non-affiliated holders of such security." Solicitor was unable to enter choices with telephone vote limited to for against, abstain or withhold. To ensure "our vote did not go against the majority" as stated in the policy we voted to Withhold / Abstain on all proposals - B. Received additional Proxy card on September 1, 2006 instruction given: "In accordance with The Investment Act of 1940, please vote our shares in the same proportion as the vote of all other non-affiliated holders of such security." signed and returned 9/6/06
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

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Issuer of Portfolio Security       Portfolio / Fund        Ticker (s)     CUSIP     Shareholder Meeting
                                                                                            Date
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  U.S. Global Investors         Eastern European Fund        EUROX      90330L402        8/17/2006



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Summary of Matters Voted On                   Proponent       Date             Vote         For or Against
                                                              Vote                            Management
                                                              Cast
------------------------------------------------------------------------------------------------------------
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1.01 Election of Trustees/Directors:         Board of       8/17/2006    1.01 - Withhold
Frank E. Holmes                              Directors                   1.02 - Withhold      1.01 - N/A
1.02 Election of Trustees/Directors:                                     1.03 - Withhold      1.02 - N/A
Richard E. Hughs                                                         1.04 - Withhold      1.03 - N/A
1.03 Election of Trustees/Directors:                                       2 - Abstain        1.04 - N/A
Clark R. Mandigo                                                                               2 - N/A
1.04 Election of Trustees/Directors:
J. Michael Belz
2 Approval of new sub-advisory agreement
between U.S. Global Investor, Inc., U.S.
Global Accolade funds on behalf of the Eastern
European Funda and Charlemagne
Capital (IOM) Limited.



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                          Notes
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A. The Willis Group's proxy voting was adopted to ensure that our vote did not go against the will of the majority of all other non-affiliated holders of such security. Received call from proxy specialist and stated our vote as follows:
"In accordance with The Investment Company Act of 1940, please vote our shares in the same proportion as the vote of all other non-affiliated holders of such security." Solicitor was unable to enter choices with telephone vote limited to for against, abstain or withhold. To ensure "our vote did not go against the majority" as stated in the policy we voted to Withhold / Abstain on all proposals


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Issuer of Portfolio Security       Portfolio / Fund        Ticker (s)     CUSIP     Shareholder Meeting
                                                                                         Date
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     BlackRock Funds         All-Cap Global Resources       BACIX     091937284      8/22/2006
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Summary of Matters Voted On                   Proponent       Date             Vote         For or Against
                                                              Vote                            Management
                                                              Cast
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1 Approve a new Investment Advisory                                         1 - Abstain         1 - N/A
Agreement with BlackRock Advisors,            Board of      8/22/2006       2 - Abstain         2 - N/A
Inc. or BlackRock Financial                   Directors                     3 - Abstain         3 - N/A
Management, Inc., as applicable.
2 To approve a new Sub-Advisory
Agreement with BlackRock BlackRock
Financial Management, Inc., BlackRock
International, Ltd. or BlackRock
Institutional Management Corporation,
as applicable.3 To approve a
change to the fundamental investment
policy regarding investments
in municipal securities.


-----------------------------------------------------------
                          Notes
-----------------------------------------------------------

A. The Willis Group's proxy voting was adopted to ensure that our vote did not go against the will of the majority of all other non-affiliated holders of such security. Received call from proxy specialist and stated our vote as follows:
"In accordance with The Investment Company Act of 1940, please vote our shares in the same proportion as the vote of all other non- affiliated holders of such security." Solicitor was unable to enter choices with telephone vote limited to for against, abstain or withhold. To ensure "our vote did not go against the majority" as stated in the policy we voted to Withhold/ Abstain on all proposals


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Issuer of Portfolio Security       Portfolio / Fund        Ticker (s)     CUSIP     Shareholder Meeting
                                                                                            Date
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Franklin Templeton           Mutual European Fund - CL Z     MEURX     628380503         3/21/2007
Investments
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Summary of Matters Voted On                   Proponent       Date             Vote         For or Against
                                                              Vote                            Management
                                                              Cast
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1 Directors Recommend:                       Board of                     On All Proposals     All - N/A
A vote for election of                       Directors       2/2/2007     In accordance
the following nominees. 01-                                                   with the
Edward I. Altman, et al. 2 To                                                Investment
approve an agreement and plan of                                           Company Act of
reorganization that  provides for the                                    1940, please vote
reorganization of the fund into a                                          our shares in
Delaware statutory Trust. 4A To                                               the same
approve amendments to certain                                              proportion as
of the Fund's fundamental -                                                 the vote of
Investment restrictions                                                      other non-
regarding: BORROWING 4C To                                                  affiliated
approve amendments to certain                                                holders of
of the Fund's fundamental -                                                such security.
Investment restrictions regarding:
LENDING 4D To approve amendments
to certain of the Fund's fundamental
- Investment  restrictions regarding:
INVESTMENTS IN REAL ESTATE 4F To approve
amendments to certain of the Fund's
fundamental - Investment restrictions
regarding: ISSUING SENIOR SECURITIES
4G To approve amendments to certain
of the Fund's fundamental - Investment
restrictions regarding:  INDUSTRY
CONCENTRATION 4H To approve amendments
to certain of the Fund's fundamental -
Investment restrictions regarding:
DIVERSIFICATION OF INVESTMENTS
5 To approve the elimination of
certain fundamental investment
restrictions


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                          Notes
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Mailed:
02/02/07


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






                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the under signed, thereunto duly authorized.

(Registrant)  Giant 5 Funds
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By (Signature and Title) /s/ Michael Willis - President
                         ------------------------------
Date August 20, 2007